Supplemental Balance Sheet Information - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Balance Sheet Related Disclosures [Abstract]
Accrued compensation	$ 37,080	$ 20,363	$ 8,258
Accrued commissions	4,752	2,822	2,924
Accrued rebates	4,051	1,897	2,495
Accrued taxes	14,971	11,559	5,132
Accrued warranties	9,668	2,670	1,171
Accrued interest	4,439	4,967	7,305
Accrued purchases	13,161	5,233	1,600
Accrued legal and accounting fees	11,126	5,273	812
Accrued sponsor fees and expenses	0	11,040	200
Other accrued expenses	17,364	13,717	5,163
Accrued expenses	$ 116,612	$ 79,541	$ 35,060